Subsequent Events - Additional Information (Detail) - Mar. 11, 2021 - Subsequent Event [Member]	$ / shares	¥ / shares
Subsequent Event [Line Items]
Dividend , per share | (per share)	$ 0.17	¥ 1.11
Dividends Payable, date to be paid	Apr. 30, 2021
Dividends Payable, date of record	Apr. 07, 2021